UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Annual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund August 31, 2011 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summaries	7
Disclosure of Fund expenses	16
Security type/sector allocations	19
Statements of net assets	22
Statements of operations	50
Statements of changes in net assets	52
Financial highlights	58
Notes to financial statements	76
Report of independent registered public accounting firm	90
Other Fund information	91
Board of trustees/directors and officers addendum	98
About the organization	108

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds	September 6, 2011

Performance preview (for the year ended August 31, 2011)
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+2.50%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+2.66%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+2.03%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 7.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+2.02%
Barclays Capital 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+3.18%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+1.93%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 10.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+2.12%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+2.66%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+2.03%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 13.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds

Economic backdrop

When the Funds’ fiscal year began in September 2010, many municipal bond investors appeared to be anticipating a moderately improving economy and, as a result, they were likely expecting interest rates to rise in 2011 (especially since rates had been trending at historically low levels). However, this optimism was soon muted as mounting data suggested a slowdown in U.S. economic growth and stimulated fears of a so-called double-dip recession.

Ultimately, lackluster reports on gross domestic product (GDP), which measures the total dollar value of goods and services produced by the economy, confirmed the economy’s disappointing performance. The data reflected persistent weakness in economic output, including the following readings:
  In the third and fourth quarters of 2010, U.S. GDP expanded by annualized rates of 2.5% and 2.3%, respectively.

  During the first quarter of 2011, GDP grew at an annualized rate of just 0.4% — the weakest showing in seven quarters.

  Growth in the second quarter of 2011 came in only slightly better, at an estimated annualized rate of 1.0%.

Data: U.S. Commerce Department

Arguably, employment continued to be the Achilles’ heel of the economy. Even early in the Funds’ fiscal year, amid decent economic growth, employment continued to struggle. At the start of the Funds’ fiscal year, unemployment was at a high rate of 9.6% and ticked further upward to 9.8% within several months. A period of optimism followed as the jobless rate declined a full percentage point between November 2010 and March 2011. From there, however, the unemployment rate reversed course and rose to 9.0% in April, hovering close to that level for the remainder of the Funds’ fiscal year. In the second half of the Funds’ fiscal year, the global economic picture worsened:
  In March 2011, the massive earthquake that struck Japan, followed by a devastating tsunami and nuclear crisis, hurt factory production and reduced worldwide economic output.

  The European debt crisis resurfaced and threatened to ensnare some of the continent’s larger economies, such as Italy and Spain.

  A political battle in Washington D.C. over government spending and the lifting of the federal debt ceiling increased investor uncertainty and anxiety.

  Citing these severe political disagreements in the face of rising debt, credit-rating agency Standard & Poor’s (S&P) downgraded the long-term rating on U.S. sovereign debt. In what was the first such downgrade in history, the United States’ S&P rating went to AA+, one notch down from its former rating of AAA.

These mounting challenges and economic crosscurrents led to significant volatility in the financial markets. Despite the rating downgrade of U.S. bonds, many fixed income investors flocked to the perceived safety of U.S. Treasury debt, pushing interest rates even lower.

Minnesota’s economic environment, in brief

We believe Minnesota has a fundamentally sound economy and is not dependent on any one sector for the majority of its revenues. Employment is diverse, with a mix of manufacturing, services, and trade activity. Additional notes:
  While the state has historically lagged the nation in unemployment, it has seen its unemployment rate increase in recent months.

  Personal income per capita remains consistently above the U.S. average.

  Minnesota’s net general fund revenues totaled $15.6 billion in fiscal 2011, 2.3% more than forecast. However, the state faced a $5 billion deficit for its 2012-2013 biennium budget. At one point, lawmakers were in disagreement about the prospect of new taxes (proposed by the governor) to help close the gap, leading to a government shutdown that lasted 20 days. The budget gap was eventually solved through the use of nonrecurring measures and spending reductions.

Data: U.S. Labor Department; Minnesota Management & Budget; Moody’s Investors Service

Conditions within municipal bond markets

Municipal bonds benefited from a generally favorable market backdrop during the first two months of the Funds’ fiscal year. Inflation remained under control and interest rates trended downward, boosting the performance of fixed income securities. Two additional factors, more technical in nature, had a positive effect on municipal securities: supply of municipal bonds remained constrained and demand remained healthy.

Beginning in November 2010, however, a number of factors combined to weigh on the municipal bond market:
  Many investors worried that renewed federal economic stimulus efforts would increase the risk of inflation.

  Expectations grew that Republican congressional election victories would mean the end of the federal Build America Bonds program and a potential increase in the supply of traditional tax-exempt debt.

  Worries mounted about the fiscal condition of many state and local governments and their ability to repay their debt. Investor anxiety about state finances was exacerbated by a heavy dose of negative headlines from various media outlets, including articles in The Wall Street Journal, The New York Times, and a particularly troubling segment that aired on the television program 60 Minutes in mid-December.

Amid these conditions, the municipal bond market experienced two violent selloffs during the fourth quarter of 2010, setting in motion a wave of negative sentiment that spilled into early 2011. Within a very short time, municipal bond mutual funds went from an environment of strong inflows to one of strong outflows.

After January 2011, however, the situation stabilized, and trends turned favorable for tax-exempt bond investors. Rates on municipal securities generally decreased

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds

throughout the rest of the fiscal year, following Treasury bond yields downward (though not to the same degree).

Across the yield curve, municipal bonds saw their prices rise and their yields decline. Overall, the municipal yield curve steepened modestly during the reporting period, meaning that the difference between short- and long-term municipal bond yields increased.

The strongest-performing parts of the yield curve were the middle maturities — bonds with maturities ranging from six to eight years. Very short investments did not gain as much ground, nor did bonds on the longer end of the maturity range.

With regard to credit quality, medium-grade securities, or A-rated bonds, were the market’s best performers. Bonds with the highest level of credit quality, namely those with AAA or AA credit ratings, were the second-strongest performing segment, while bonds rated BBB, the lowest tier of the investment grade bond universe, trailed all other investment grade bonds. Overall, this breakdown in performance reflected investors’ preference for bonds with less credit risk during what was largely an uncertain market climate.

A temporarily defensive approach

Going into 2011, we believed a heightened level of risk pervaded the market, and we took temporary steps to attempt to position the Funds’ portfolios more defensively; this meant sacrificing some income-generation potential, but it ultimately translated to an increase in credit quality within each Fund.

Because we expected the supply of municipal bonds to build in the wake of the expiration of the Build America Bonds program — especially for bonds with longer maturities — we modestly reduced each Fund’s exposure to longer-dated bonds, while trimming each Fund’s position in lower-rated issues. In both cases, we did not believe these types of securities would perform well in an environment of increased bond supply. (We should stress that these changes took place at the margins of each Fund’s portfolio and only reflected minor adjustments.)

Initially, these adjustments did not work as well as we had hoped, given that mid-January was the high point for interest rates during the Funds’ fiscal year. At that time, investors’ credit fears generally started to subside, and rates began to move downward. This trend worked against the higher-quality, shorter-duration positioning we had recently moved toward.

Thus, in mid-March we decided that our conservative approach was not serving the Funds’ shareholders as well as we had anticipated. When it became clear that the bond market was recovering, we took steps that included, among other actions, reducing each Fund’s allocation to cash. In redeploying that cash, we followed our traditional credit-selection process and focused on the types of bonds we more routinely invest in — bonds that we believe offer very good potential value relative to their inherent risk. As a result, we gradually moved each Fund’s portfolio to a less defensive posture.

Unlike that of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund, our management strategy for Delaware Minnesota High-Yield Municipal Bond Fund did not become significantly more defensive in late 2010 and early 2011, due to the composition of high yield bond issuance within the state. Because of the relatively small size of Minnesota’s municipal bond market, it can be challenging to find suitable lower-rated, higher yielding bonds for investment. Thus, we were less willing to sell bonds with what we viewed as favorable long-term prospects in order to mitigate our short-term concerns because we didn’t believe that we would be able to replace them with equally attractive securities once market conditions normalized. We therefore implemented fewer changes to the portfolio for Delaware Minnesota High-Yield Municipal Bond Fund than to the other two Delaware Investments Minnesota Municipal Bond Funds.

Notable holdings within the Funds

With a few exceptions, the best-performing individual bonds across the three Funds shared a number of characteristics. In general, bonds with short- to medium-term maturities tended to enjoy better performance throughout the Funds’ fiscal year. Also, bonds with lower credit ratings typically underperformed their higher-rated counterparts amid an environment in which many investors reduced their exposure to bond issuers with weaker credit quality.

Another important performance factor was the timing of bond purchases. As we discussed, the high point for interest rates was in mid-January 2011, when bond prices were relatively low. The bonds that were introduced into the Funds during this general period provided relatively good returns, given that their prices rebounded when market conditions subsequently improved.

For example, the top individual performer in Delaware Tax-Free Minnesota Fund was a revenue bond issue of the St. Paul Port Authority. Although these securities had a lower-investment-grade credit rating of A1 (rated by Moody’s) and were relatively long bonds maturing in 2036, they were purchased very opportunistically in late February when bond prices were low. The Fund, as well as Delaware Tax-Free Minnesota Intermediate Fund, similarly benefited from our acquisition of Minneapolis/St. Paul airport bonds, which appreciated after we added them to the Funds in early February. These securities were further helped by having a relatively high grade AA-credit rating (rated by S&P) in an environment of investor risk aversion.

Several Puerto Rico bond issues were among the weakest individual performers within Delaware Tax-Free Minnesota Fund, as they were hampered by their relatively long maturity dates and lower-investment-grade credit ratings. (Bonds issued by U.S. territories such as Puerto Rico are generally tax exempt for residents of all 50 states.) These included utility bonds issued by the Puerto Rico Electric Power Authority and general obligation debt issued by the Commonwealth, which lost 16% and 9%, respectively, during the Funds’ fiscal year.

In addition to benefiting from the airport bonds mentioned earlier, Delaware Tax-Free Minnesota Intermediate Fund saw the strongest results from its holdings in University of Minnesota bonds. Like most of the top-performing securities of the Fund’s fiscal year, these were bought near the market’s low point, in January 2011, and subsequently rose in price, gaining more than 11% overall during the fiscal year. On the other hand, we were disappointed by the outcome of our decision to sell several bonds around that same time (January 2011). For instance, we sold higher education bonds issued for Carleton College and healthcare bonds issued for Glencoe Regional Health Services. We sold the Carleton College bonds because we wanted to reduce the portfolio’s interest rate risk. We sold the

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds

Glencoe healthcare bonds, which were rated BBB by S&P, in an effort to lower the portfolio’s credit risk. In both cases, we obtained what we viewed as good prices for the bonds; in retrospect, however, we believe the Fund may have been better off holding on to these securities.

The strongest-performing securities within Delaware Minnesota High-Yield Municipal Bond Fund included Minnesota general obligation bonds. In addition to benefiting from their high credit ratings and their relatively short maturity date of 2018, they were added to the Fund at, in our view, a good price in early February 2011 and were subsequently rewarded when prices rose. The Fund also benefited from its position in nursing-home bonds issued by Country Manor Campus. These nonrated securities, which the Fund held through the entire fiscal year, were rewarded by investors’ gradual re-embrace of bonds perceived to be riskier than average. On the negative side, several Puerto Rico bond issues were among the Fund’s weakest performers. These included general obligation debt as well as bonds payable from specified tax revenues. The latter security was hurt by its long maturity date of 2046 and its lower place in the credit spectrum.

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance1,2	Average annual total returns through Aug. 31, 2011
	1 year	5 years	10 years
Class A (Est. Feb. 27, 1984)
Excluding sales charge	+2.50%	+4.28%	+4.73%
Including sales charge	-2.11%	+3.32%	+4.25%
Class B (Est. March 11, 1995)
Excluding sales charge	+1.74%	+3.50%	+4.09%
Including sales charge	-2.19%	+3.24%	+4.09%
Class C (Est. May 4, 1994)
Excluding sales charge	+1.66%	+3.49%	+3.95%
Including sales charge	+0.68%	+3.49%	+3.95%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table below. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance summaries
Delaware Tax-Free Minnesota Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.65% of the Fund’s average daily net assets from Dec. 29, 2010, through Dec. 29, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.93%	1.68%	1.68%
(without fee waivers)
Net expenses	0.90%	1.65%	1.65%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2001, through Aug. 31, 2011

For period beginning Aug. 31, 2001, through Aug. 31, 2011	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,208
Delaware Tax-Free Minnesota Fund — Class A Shares	$9,550	$15,142

1 The “Performance of $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2001, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 7 through 9.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 2001. The Barclays Capital Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class B	DMOBX	928928696
Class C	DMOCX	928918408

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance1,2	Average annual total returns through Aug. 31, 2011
	1 year	5 years	10 years
Class A (Est. Oct. 27, 1985)
Excluding sales charge	+2.02%	+4.26%	+4.55%
Including sales charge	-0.79%	+3.68%	+4.26%
Class B (Est. Aug. 15, 1995)
Excluding sales charge	+1.16%	+3.40%	+4.10%
Including sales charge	-0.81%	+3.40%	+4.10%
Class C (Est. May 4, 1994)
Excluding sales charge	+1.16%	+3.40%	+3.68%
Including sales charge	+0.18%	+3.40%	+3.68%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table below. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 2.75%, and have an annual distribution and service fee of up to 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. This fee has been contractually limited to 0.15% of average daily net assets from Dec. 29, 2010, through Dec. 29, 2011.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.69% of the Fund’s average daily net assets from Dec. 29, 2010, through Dec. 29, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.96%	1.71%	1.71%
(without fee waivers)
Net expenses	0.84%	1.69%	1.69%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2001, through Aug. 31, 2011

For period beginning Aug. 31, 2001, through Aug. 31, 2011	Starting value	Ending value
Barclays Capital 3–15 Year Blend Municipal Bond Index	$10,000	$16,305
Delaware Tax-Free Minnesota Intermediate Fund — Class A Shares	$9,725	$15,158

1 The “Performance of $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2001, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 10 through 12.

The chart also assumes $10,000 invested in the Barclays Capital 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2001. The Barclays Capital 3–15 Year Blend Municipal Bond Index, sometimes also referred to as the Barclays Capital 3–15 Year Municipal Bond Index, measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class B	DVSBX	928928399
Class C	DVSCX	928930205

Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance1,2	Average annual total returns through Aug. 31, 2011
	1 year	5 years	10 years
Class A (Est. June 4, 1996)
Excluding sales charge	+2.12%	+4.17%	+5.34%
Including sales charge	-2.43%	+3.21%	+4.85%
Class B (Est. June 12, 1996)
Excluding sales charge	+1.46%	+3.40%	+4.70%
Including sales charge	-2.46%	+3.13%	+4.70%
Class C (Est. June 7, 1996)
Excluding sales charge	+1.36%	+3.39%	+4.55%
Including sales charge	+0.38%	+3.39%	+4.55%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table below. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.64% of the Fund’s average daily net assets from Dec. 29, 2010, through Dec. 29, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.98%	1.73%	1.73%
(without fee waivers)
Net expenses	0.89%	1.64%	1.64%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2001, through Aug. 31, 2011

For period beginning Aug. 31, 2001, through Aug. 31, 2011	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,208
Delaware Minnesota High-Yield Municipal Bond Fund — Class A Shares	$9,550	$16,045

1 The “Performance of $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2001, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 14. Please note additional details on pages 13 through 15.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 2001. The Barclays Capital Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class B	DVMYX	928928290
Class C	DVMMX	928928282

Disclosure of Fund expenses
For the six-month period from March 1, 2011 to August 31, 2011

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2011 to August 31, 2011.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/11	8/31/11	Expense Ratio	3/1/11 to 8/31/11*
Actual Fund return
Class A	$1,000.00	$1,064.90	0.90%	$4.68
Class B	1,000.00	1,060.90	1.65%	8.57
Class C	1,000.00	1,060.80	1.65%	8.57
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class B	1,000.00	1,016.89	1.65%	8.39
Class C	1,000.00	1,016.89	1.65%	8.39

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/11	8/31/11	Expense Ratio	3/1/11 to 8/31/11*
Actual Fund return
Class A	$1,000.00	$1,050.20	0.84%	$4.34
Class B	1,000.00	1,046.60	1.69%	8.72
Class C	1,000.00	1,046.60	1.69%	8.72
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class B	1,000.00	1,016.69	1.69%	8.59
Class C	1,000.00	1,016.69	1.69%	8.59

Disclosure of Fund expenses

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/11	8/31/11	Expense Ratio	3/1/11 to 8/31/11*
Actual Fund return
Class A	$1,000.00	$1,070.30	0.89%	$4.64
Class B	1,000.00	1,067.20	1.64%	8.55
Class C	1,000.00	1,066.20	1.64%	8.54
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Class B	1,000.00	1,016.94	1.64%	8.34
Class C	1,000.00	1,016.94	1.64%	8.34

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Security type/sector allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.62%
Corporate-Backed Revenue Bonds	4.49%
Education Revenue Bonds	9.24%
Electric Revenue Bonds	4.59%
Healthcare Revenue Bonds	31.04%
Housing Revenue Bonds	7.64%
Lease Revenue Bonds	3.44%
Local General Obligation Bonds	14.89%
Pre-Refunded/Escrowed to Maturity Bonds	14.29%
Special Tax Revenue Bonds	4.25%
State General Obligation Bonds	1.93%
Transportation Revenue Bonds	2.82%
Short-Term Investments	0.50%
Total Value of Securities	99.12%
Receivables and Other Assets Net of Liabilities	0.88%
Total Net Assets	100.00%

Security type/sector allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.69%
Corporate-Backed Revenue Bonds	1.48%
Education Revenue Bonds	12.46%
Electric Revenue Bonds	6.48%
Healthcare Revenue Bonds	24.84%
Housing Revenue Bonds	1.89%
Lease Revenue Bonds	1.92%
Local General Obligation Bonds	24.50%
Pre-Refunded/Escrowed to Maturity Bonds	5.48%
Special Tax Revenue Bonds	4.43%
State General Obligation Bonds	8.76%
Transportation Revenue Bonds	3.98%
Water & Sewer Revenue Bond	1.47%
Short-Term Investments	2.64%
Total Value of Securities	100.33%
Liabilities Net of Receivables and Other Assets	(0.33%)
Total Net Assets	100.00%

Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.80%
Corporate-Backed Revenue Bonds	4.50%
Education Revenue Bonds	9.26%
Electric Revenue Bonds	7.61%
Healthcare Revenue Bonds	36.51%
Housing Revenue Bonds	11.81%
Lease Revenue Bonds	3.41%
Local General Obligation Bonds	10.99%
Pre-Refunded Bonds	1.30%
Special Tax Revenue Bonds	8.15%
Transportation Revenue Bond	1.46%
Water & Sewer Revenue Bonds	2.80%
Short-Term Investments	0.89%
Total Value of Securities	98.69%
Receivables and Other Assets Net of Liabilities	1.31%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free Minnesota Fund	August 31, 2011

	Principal amount	Value
Municipal Bonds – 98.62%
Corporate-Backed Revenue Bonds – 4.49%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$6,500,000	$6,128,785
Duluth Seaway Port Authority of Industrial Development
Dock & Wharf Revenues Refunding
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,520,880
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	8,149,520
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	7,084,465
		25,883,650
Education Revenue Bonds – 9.24%
Duluth Housing & Redevelopment Authority Lease Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,156,370
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (AGM)	5,135,000	5,323,403
5.00% 10/1/28	8,900,000	9,710,433
5.00% 10/1/29 (NATL-RE)	5,665,000	5,953,632
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,289,875
Series 6-J1 5.00% 5/1/36	2,225,000	2,089,876
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,406,725
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,082,430
Series 7-D
5.00% 3/1/30	1,500,000	1,622,100
5.00% 3/1/40	3,000,000	3,161,910
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	2,048,280
(State Scholastic College) Series 7-J 6.30% 12/1/40	1,800,000	1,914,408
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,142,100
Series 7-A 5.00% 10/1/39	2,000,000	2,070,480
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	2,044,860
University of Minnesota Special Purpose Revenue State
Supported Biomed Science (Research Facilities
Funding Program) Series A 5.00% 8/1/35	3,960,000	4,246,744
		53,263,626

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 4.59%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	$3,000,000	$3,089,670
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,053,580
Series A
5.00% 10/1/34	6,250,000	6,346,875
5.125% 10/1/29	3,000,000	3,087,660
Puerto Rico Electric Power Authority Revenue Series WW
5.50% 7/1/38	4,800,000	4,817,232
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
5.25% 1/1/15 (AMBAC)	2,900,000	3,287,179
^Capital Appreciation 4.44% 1/1/25 (NATL-RE)	5,000,000	2,744,400
		26,426,596
Healthcare Revenue Bonds – 31.04%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	1,871,373
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,515,330
6.20% 7/1/45	2,000,000	2,013,600
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,493,234
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	742,309
5.00% 9/1/31 (RADIAN)	500,000	466,455
Breckenridge Catholic Health Initiatives Series A
5.00% 5/1/30	2,500,000	2,540,975
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,192,925
5.40% 8/1/40	1,000,000	942,180
Glencoe Health Care Facilities Revenue (Glencoe Regional
Health Services Project) 5.00% 4/1/31	1,000,000	951,970
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,868,757

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	$3,000,000	$3,327,990
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,257,146
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,515,825
5.00% 11/15/34 (AMBAC)	4,750,000	4,717,415
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	942,585
Minneapolis National Marrow Donor Program
Project Revenue 4.875% 8/1/25	6,430,000	6,109,014
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A
5.00% 8/15/30	2,750,000	2,809,235
5.25% 8/15/35	2,085,000	2,174,175
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,021,300
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,673,493
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	5,934,535
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,585,150
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,674,394
(Fairview Health Care System)
Un Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,144
6.375% 11/15/29	15,000	15,033
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,812,668
Rochester Health Care & Housing Revenue Refunding
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,304,407
Rochester Health Care Facilities Revenue
(Mayo Clinic) Remarketing Series D 5.00% 11/15/38	6,405,000	6,715,450
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	1,875,253
Sartell Health Care Facilities Revenue
(Country Manor Campus) Series A 6.375% 9/1/42	2,435,000	2,473,717

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	$2,000,000	$2,016,420
5.25% 9/1/34	7,000,000	6,917,120
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,274,430
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,057,800
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,263,220
Series A
5.00% 5/1/25	1,035,000	1,059,416
5.125% 5/1/30	10,350,000	10,704,177
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series C
5.50% 7/1/23	3,000,000	3,194,580
5.625% 7/1/26	1,925,000	1,997,149
5.75% 7/1/30	5,000,000	5,161,850
Refunding 5.75% 7/1/39	16,975,000	17,165,290
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	7,531,702
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,051,292
St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Allina Health System) Series A
5.00% 11/15/18 (NATL-RE)	5,720,000	6,429,966
Series A-1 5.25% 11/15/29	5,605,000	5,793,216
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	3,910,480
6.00% 11/15/35	10,340,000	9,943,771
Series A 5.70% 11/1/15	990,000	990,376

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	$500,000	$417,365
5.375% 5/1/43	500,000	396,070
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	1,000,000	949,300
Washington County Housing & Redevelopment
Authority Hospital Facilities Revenue
(Health East Project) 5.50% 11/15/27	1,000,000	948,540
		178,891,567
Housing Revenue Bonds – 7.64%
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,503,285
(Grant Street Apartments Project) Refunding Series A
7.25% 11/1/29	750,000	750,653
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,113,199
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	845,000	853,197
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD)	1,405,000	1,406,503
Minnesota Housing Finance Agency
Homeownership Finance Series D
(Non-Agency Mortgage-Backed Securities program)
4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,500,000	2,559,200
Minnesota Housing Finance Agency Rental Housing
Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,270,000	1,273,874
Minnesota Housing Finance Agency (Residential Housing)
Series A 5.30% 7/1/19	385,000	385,643
Series B-1 5.35% 1/1/33 (AMT)	2,200,000	2,200,462
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,399,675
Series I 4.85% 7/1/38 (AMT)	1,950,000	1,885,943
Series I 5.15% 7/1/38 (AMT)	5,190,000	5,198,615
Series L 5.10% 7/1/38 (AMT)	9,695,000	9,687,243
Series M 4.875% 7/1/37 (AMT)	4,500,000	4,409,010
@ Washington County Housing & Redevelopment
Authority Governmental Revenue Refunding
(Briar Pond Project) Series C 7.25% 8/20/34	905,000	758,354

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue
(Highland Apartments) 5.85% 6/1/19 (HUD)	$665,000	$665,313
		44,050,169
Lease Revenue Bonds – 3.44%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (AGM)	1,545,000	1,572,084
5.00% 2/1/19 (AGM)	1,535,000	1,561,909
5.00% 2/1/20 (AGM)	1,690,000	1,719,626
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,598,875
5.25% 12/1/27	3,840,000	3,915,839
Series 3-12 5.125% 12/1/27	3,000,000	3,094,380
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,068,500
Series 3-11 5.00% 12/1/27	2,500,000	2,571,850
Series 9 5.25% 12/1/27	725,000	739,319
		19,842,382
Local General Obligation Bonds – 14.89%
Anoka County Capital Improvement Series A
5.00% 2/1/22	500,000	580,020
Brainerd Independent School District #181 Refunding
(School Building) Series A
4.00% 2/1/22	3,255,000	3,530,340
4.00% 2/1/23	5,990,000	6,393,367
Centennial Independent School District #012
Series A 5.00% 2/1/18 (AGM)	1,270,000	1,291,958
Farmington Independent School District #192 Series B
5.00% 2/1/27 (AGM)	10,705,000	11,559,151
^Capital Appreciation 5.34% 2/1/21 (AGM)	1,500,000	923,445
^Capital Appreciation 5.424% 2/1/20 (AGM)	1,650,000	1,071,395
Lakeville Independent School District #194 Series A
4.75% 2/1/22 (AGM)	6,850,000	7,052,211
^ Mahtomedi Independent School District #832
Capital Appreciation Series B 5.90% 2/1/14 (NATL-RE)	1,540,000	1,510,201

Statements of net assets
Delaware Tax-Free Minnesota Fund

		Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
	Metropolitan Council Minneapolis-St. Paul
	Metropolitan Area Waste Water Treatment
	Series B 5.00% 12/1/21	$1,200,000	$1,335,144
	Series C 5.00% 3/1/28	5,000,000	5,366,800
	Minneapolis Library 5.00% 12/1/25	1,500,000	1,536,405
	Morris Independent School District #769 Building
	5.00% 2/1/24 (NATL-RE)	4,875,000	5,148,146
	Mounds View Independent School District #621 Series A
	5.00% 2/1/20 (NATL-RE)	2,970,000	3,029,519
	New Brighton Tax Increment Series A
	5.00% 2/1/27 (NATL-RE)	1,000,000	1,076,720
	Osseo Independent School District #279 Series A
	5.00% 2/1/21 (AGM)	3,570,000	3,630,512
	Prior Lake Independent School District #719 Series B
	5.00% 2/1/19 (AGM)	3,145,000	3,488,151
	Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,103,757
	Robbinsdale Independent School District #281
	5.00% 2/1/21 (AGM)	1,310,000	1,333,305
^	Rosemount-Apple Valley-Eagan Independent School
	District #196 Capital Appreciation Series B
	6.008% 4/1/13 (AGM)	1,915,000	1,898,876
^	Sartell - St. Stephen Independent School District #748
	Capital Appreciation Refunding Series B
	5.976% 2/1/13 (NATL-RE)	540,000	531,851
	6.10% 2/1/15 (NATL-RE)	1,075,000	1,028,066
	6.15% 2/1/16 (NATL-RE)	1,750,000	1,625,855
	South Washington County Independent School
	District #833 Series A
	4.75% 2/1/25	2,500,000	2,705,325
	4.75% 2/1/26	3,600,000	3,855,456
	4.75% 2/1/27	2,300,000	2,446,878
	St. Michael - Albertville Independent School District #885
	5.00% 2/1/20 (AGM)	1,970,000	2,004,061
	5.00% 2/1/27 (AGM)	3,435,000	3,494,391
	Todd Morrison Cass & Wadena Counties United
	Hospital District (Health Care Facilities-Lakewood)
	5.00% 12/1/21	2,000,000	2,116,520
	5.125% 12/1/24	1,000,000	1,046,320

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Willmar City (Rice Memorial Hospital Project)
5.00% 2/1/22 (AGM)	$1,000,000	$1,051,630
5.00% 2/1/25 (AGM)	1,000,000	1,019,730
		85,785,506
§Pre-Refunded/Escrowed to Maturity Bonds – 14.29%
Dakota County Community Development Agency
(Senior Housing Facilities) 5.00% 1/1/21-12	1,275,000	1,295,222
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	523,110
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,410,730
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,874,484
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	7,000,000	7,461,370
Minnesota State 5.00% 8/1/21-12	2,400,000	2,504,592
Southern Minnesota Municipal Power Agency Power
Supply Revenue Refunding
5.75% 1/1/18-13 (AMBAC) (TCRS)	670,000	728,076
5.75% 1/1/18-13 (NATL-RE) (IBC)	1,000,000	1,086,680
Series A 5.75% 1/1/18-13	3,790,000	4,118,517
Series B 5.50% 1/1/15 (AMBAC)	990,000	1,009,958
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	7,000,000	7,892,990
5.50% 7/1/25-14	2,000,000	2,269,140
University of Minnesota Series A
5.50% 7/1/21	12,500,000	15,467,875
5.75% 7/1/18	3,840,000	4,765,018
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	935,878
		82,343,640

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 4.25%
Hennepin County Sales Tax Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	$2,100,000	$2,469,138
5.00% 12/15/20	1,000,000	1,159,120
5.00% 12/15/24	1,150,000	1,278,651
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2A 6.00% 12/1/40	3,000,000	3,153,930
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	920,290
Minnesota State 911 Revenue
5.00% 6/1/24	2,925,000	3,279,452
5.00% 6/1/25	2,000,000	2,226,820
Puerto Rico Sales Tax Financing Corporation Revenue
Series A 5.50% 8/1/42	5,000,000	5,072,049
First Subordinate Series B 5.75% 8/1/37	4,760,000	4,932,598
		24,492,048
State General Obligation Bonds – 1.93%
Minnesota State 5.00% 10/1/15	2,000,000	2,359,320
Puerto Rico Commonwealth Public Improvement Refunding
Series C 6.00% 7/1/39	2,800,000	2,829,316
Series D 5.75% 7/1/41	6,000,000	5,927,760
		11,116,396
Transportation Revenue Bonds – 2.82%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,454,422
5.00% 1/1/22 (NATL-RE)	2,000,000	2,035,640
5.00% 1/1/28	1,250,000	1,342,825
5.25% 1/1/16 (NATL-RE)	1,460,000	1,531,774
St. Paul Housing & Redevelopment Authority Parking
Revenue Refunding (Parking Facilities Project) Series A
5.00% 8/1/30	1,870,000	1,955,459
5.00% 8/1/35	1,145,000	1,158,099
Series B 5.00% 8/1/35	1,500,000	1,524,210

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Paul Port Authority Revenue Refunding
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	$3,200,000	$3,241,152
		16,243,581
Total Municipal Bonds (cost $543,555,596)		568,339,161

	Number of shares
Short-Term Investments – 0.50%
Money Market Instrument – 0.24%
Minnesota Municipal Cash Trust	1,365,224	1,365,224
		1,365,224

	Principal amount
¤Variable Rate Demand Notes – 0.26%
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care System Revenue
(Allina Health System) (LOC – JPMorgan Chase Bank)
Series B-1 0.12% 11/15/35	$950,000	950,000
Series B-2 0.13% 11/15/35	550,000	550,000
		1,500,000
Total Short-Term Investments (cost $2,865,224)		2,865,224

Total Value of Securities – 99.12%
(cost $546,420,820)		571,204,385
Receivables and Other Assets
Net of Liabilities – 0.88%		5,088,072
Net Assets Applicable to 46,174,634
Shares Outstanding – 100.00%		$576,292,457

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($538,170,046 / 43,128,453 Shares)		$12.48
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($3,696,938 / 296,058 Shares)		$12.49
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($34,425,473 / 2,750,123 Shares)		$12.52

Statements of net assets
Delaware Tax-Free Minnesota Fund

Components of Net Assets at August 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$546,627,885
Distributions in excess of net investment income	(150,996)
Accumulated net realized gain on investments	5,032,003
Net unrealized appreciation of investments	24,783,565
Total net assets	$576,292,457

•	Variable rate security. The rate shown is the rate as of August 31, 2011. Interest rates reset periodically.
§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At August 31, 2011, the aggregate amount of illiquid securities was $758,354, which represented 0.13% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation Collateral
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
TCRS — Temporary Custodial Receipts
VA — Veterans Administration Collateral

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$12.48
Sales charge (4.50% of offering price) (B)	0.59
Offering price	$13.07

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2011

	Principal amount	Value
Municipal Bonds – 97.69%
Corporate-Backed Revenue Bonds – 1.48%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$764,017
Minneapolis Community Planning & Economic
Development Agency (Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	745,000	750,573
		1,514,590
Education Revenue Bonds – 12.46%
Minnesota Colleges & Universities Revenue Fund Series A
4.00% 10/1/18	1,000,000	1,138,550
5.00% 10/1/28	1,000,000	1,091,060
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,109,050
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	252,810
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	770,550
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	352,063
4.50% 10/1/23	265,000	282,090
(State Scholastic College) Series H 5.125% 12/1/30	1,000,000	1,014,700
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,712,319
Series 6-X 5.00% 4/1/24	1,000,000	1,070,890
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	1,022,430
University of Minnesota Series A 5.00% 12/1/23	1,000,000	1,178,240
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,717,484
		12,712,236
Electric Revenue Bonds – 6.48%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,051,050
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,087,520
Northern Municipal Power Agency Electric
System Revenue Series A
5.00% 1/1/13 (ASSURED GTY)	500,000	528,925
5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,168,940
Refunding 5.00% 1/1/14 (ASSURED GTY)	510,000	559,598
Refunding 5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,132,740

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/30	$1,000,000	$1,077,070
		6,605,843
Healthcare Revenue Bonds – 24.84%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/31(RADIAN)	650,000	606,392
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	500,620
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A 6.625% 11/15/28	1,500,000	1,663,995
Minneapolis National Marrow Donor Program
Project Revenue 5.00% 8/1/17	1,205,000	1,308,052
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,097,160
(Health Partners Obligation Group Project) 6.00% 12/1/17	850,000	914,133
Minnesota Agricultural & Economic Development Board
Health Care Revenue (Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	1,035,350
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,770,699
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	449,673
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A 6.875% 12/1/29	950,000	965,685
Rochester Health Care Facilities Revenue
•(Mayo Clinic) Series A 4.00% 11/15/30	1,000,000	1,106,380
(Olmsted Medical Center) 5.125% 7/1/20	1,000,000	1,060,800
Sartell Health Care Facilities (Country Manor Campus)
Series A 6.125% 9/1/30	845,000	859,821
St. Cloud Health Care Revenue
(Centracare Health System Project) Series A
5.00% 5/1/16	500,000	565,715
5.125% 5/1/30	1,000,000	1,034,220
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,018,380
Series C 5.625% 7/1/26	2,500,000	2,593,699

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A-2 5.25% 11/15/28	$2,000,000	$2,072,660
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project) Series B 5.85% 11/1/17	1,160,000	1,160,418
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	516,365
5.00% 2/1/27	1,000,000	1,012,940
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	1,028,500
		25,341,657
Housing Revenue Bonds – 1.89%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,470,000	1,471,573
Minnesota Housing Finance Agency Residential Housing
Series I 5.10% 7/1/20 (AMT)	450,000	453,420
		1,924,993
Lease Revenue Bonds – 1.92%
St. Paul Housing & Redevelopment Authority Refunding
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,076,220
Virginia Housing & Redevelopment Authority Health
Care Facility Lease Revenue 5.25% 10/1/25	880,000	887,445
		1,963,665
Local General Obligation Bonds – 24.50%
Anoka County Capital Improvements
Series A 4.00% 2/1/17	1,175,000	1,341,921
Series C 5.00% 2/1/27	500,000	544,705
Anoka-Hennepin Independent School District #11
Refunding 5.00% 2/1/17	1,000,000	1,194,240
Brainerd Independent School District #181 Refunding
(School Building) Series A 4.00% 2/1/22	2,500,000	2,711,474
Centennial Independent School District #012 Series A
5.00% 2/1/18 (AGM)	1,000,000	1,017,290
5.00% 2/1/20 (AGM)	750,000	762,968
Duluth Independent School District #709
Series A 4.25% 2/1/20 (FSA)	1,710,000	1,920,313

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County Series B 4.00% 12/1/20	$500,000	$579,705
Hopkins Independent School District #270
5.125% 2/1/17 (FGIC)	2,000,000	2,035,620
Mankato Independent School District #77 (School Building)
4.125% 2/1/22	1,000,000	1,094,330
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment Series C
5.00% 3/1/16	560,000	664,625
5.00% 3/1/28	1,000,000	1,073,360
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,586,595
Osseo Independent School District #279
Series A 5.00% 2/1/21 (AGM)	1,500,000	1,525,425
Robbinsdale Independent School District #281
Series A 5.00% 2/1/20	1,850,000	2,283,584
South Washington County Independent School District #833
Series A 4.00% 2/1/22	750,000	802,875
Series B 5.00% 2/1/16 (AGM)	1,560,000	1,585,397
St. Paul Independent School District #625 (School Building)
Series A 4.00% 2/1/15	1,020,000	1,131,792
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,133,120
		24,989,339
§Pre-Refunded/Escrowed to Maturity Bonds – 5.48%
Edina Housing & Redevelopment Authority Public
Project Revenue (Appropriate Lease Obligation)
5.125% 2/1/19-12	1,000,000	1,019,920
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series C 5.00% 3/1/18-15	1,000,000	1,155,260
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.50% 7/1/25-14	1,500,000	1,701,855
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,213,280
5.75% 7/1/18	400,000	496,356
		5,586,671

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 4.43%
@ Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	$415,000	$313,918
Minnesota 911 Revenue (Public Safety Radio
Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,502,575
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,362,804
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,078,090
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue First Subordinate
Series A 6.125% 8/1/29	250,000	260,008
		4,517,395
State General Obligation Bonds – 8.76%
Minnesota State
5.00% 10/1/15	500,000	589,830
Refunding 5.00% 8/1/15	2,000,000	2,346,500
Minnesota State Refunding (Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,208,650
Series D 4.00% 8/1/17	1,395,000	1,613,889
Puerto Rico Commonwealth 5.00% 7/1/20	2,000,000	2,069,660
Puerto Rico Commonwealth Public Improvement
Series A 5.50% 7/1/19 (NATLE-RE) (IBC)	1,000,000	1,108,120
		8,936,649
Transportation Revenue Bonds – 3.98%
Minneapolis-St. Paul, Minnesota Metropolitan
Airports Commission
Refunding Series A 5.00% 1/1/13 (AMT)	500,000	527,995
Refunding Series B 5.00% 1/1/22 (AMT)	1,000,000	1,084,120
Refunding Series D 5.00% 1/1/22 (AMT)	1,000,000	1,068,760
Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,380,368
		4,061,243
Water & Sewer Revenue Bond – 1.47%
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,499,069
		1,499,069
Total Municipal Bonds (cost $94,471,168)		99,653,350

	Number of shares	Value
Short-Term Investments – 2.64%
Money Market Instrument – 1.17%
Minnesota Municipal Cash Trust	1,187,160	$1,187,160
		1,187,160

	Principal amount
¤Variable Rate Demand Note – 1.47%
Minneapolis & St. Paul, Minnesota Housing & Redevelopment
Authority Health Care Revenue (Allina Health System)
Series B-2 0.13% 11/15/35 (LOC – JPMorgan Chase Bank)	$1,500,000	1,500,000
		1,500,000
Total Short-Term Investments (cost $2,687,160)		2,687,160

Total Value of Securities – 100.33%
(cost $97,158,328)		102,340,510
Liabilities Net of Receivables and
Other Assets – (0.33%)		(332,396)
Net Assets Applicable to 9,158,622
Shares Outstanding – 100.00%		$102,008,114

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($87,923,604 / 7,896,369 Shares)		$11.13
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($134,926 / 12,081 Shares)		$11.17
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($13,949,584 / 1,250,172 Shares)		$11.16

Components of Net Assets at August 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$97,532,923
Undistributed net investment income		2,522
Accumulated net realized loss on investments		(709,513)
Net unrealized appreciation of investments		5,182,182
Total net assets		$102,008,114

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

•	Variable rate security. The rate shown is the rate as of August 31, 2011. Interest rates reset periodically.
@	Illiquid security. At August 31, 2011, the aggregate amount of illiquid securities was $313,918, which represented 0.31% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$11.13
Sales charge (2.75% of offering price) (B)	0.31
Offering price	$11.44

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2011

	Principal amount	Value
Municipal Bonds – 97.80%
Corporate-Backed Revenue Bonds – 4.50%
Cloquet Pollution Control Revenue (Potlatch Project)
5.90% 10/1/26	$1,700,000	$1,602,913
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,782,707
Puerto Rico Port Authority Revenue (American Airlines)
Series A 6.25% 6/1/26 (AMT)	1,390,000	1,145,304
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,706,513
		6,237,437
Education Revenue Bonds – 9.26%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	494,585
Duluth Housing & Redevelopment Authority Lease
Revenue (Public School Academy)
Series A 5.875% 11/1/40	1,000,000	901,820
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	710,066
Series 6-J1 5.00% 5/1/36	1,000,000	939,270
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,444,035
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	980,410
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	832,128
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	977,840
5.00% 10/1/22	1,000,000	1,081,120
(State Scholastic College) Series H 5.125% 12/1/40	750,000	740,978
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,600,035
Series 7-A 5.00% 10/1/39	1,000,000	1,035,240
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,080,880
		12,818,407
Electric Revenue Bonds – 7.61%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,051,050
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,792,625

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue Refunding Series A
5.00% 1/1/16 (ASSURED GTY)	$1,200,000	$1,387,296
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,179,230
Puerto Rico Electric Power Authority Revenue Series XX
5.25% 7/1/40	1,665,000	1,620,278
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
5.25% 1/1/16 (AMBAC)	1,000,000	1,157,420
Western Minnesota Municipal Power Agency Supply
Revenue Series A
5.00% 1/1/30 (NATL-RE)	1,335,000	1,348,724
		10,536,623
Healthcare Revenue Bonds – 36.51%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	657,377
Anoka County Housing & Redevelopment Authority
Revenue Series A 6.875% 5/1/40	1,000,000	1,004,070
Apple Valley Economic Development Authority
Health Care Revenue
(Augustanna Home St. Paul Project) Series A
5.80% 1/1/30	1,000,000	935,690
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,259,429
Refunding 5.00% 9/1/20	1,150,000	1,210,168
Breckenridge Catholic Health Initiatives Series A
5.00% 5/1/30	2,000,000	2,032,780
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	488,415
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,126,411
5.00% 4/1/31	1,965,000	1,870,621
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	868,440
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/35	1,665,000	1,523,741

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	$2,200,000	$2,215,905
5.25% 5/1/37	1,000,000	972,460
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,107,727
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	275,690
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	2,979,419
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project) 6.00% 12/1/17	525,000	564,611
Minnesota Agricultural & Economic Development Board
Revenue (Benedictine Health Systems) 5.75% 2/1/29	1,000,000	883,110
Moorhead Economic Development Authority Multifamily
Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	464,118
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	996,870
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,488,345
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	376,924
6.00% 4/1/41	1,250,000	1,129,038
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,016,510
7.375% 12/1/41	375,000	381,064
Sartell Health Care Facilities Revenue
(Country Manor Campus) Series A 6.25% 9/1/36	925,000	940,929
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	988,160
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,565,805
Series A 5.125% 5/1/30	2,125,000	2,197,718
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	1,500,000	1,516,815
Series C 5.50% 7/1/23	1,000,000	1,064,860

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	$1,000,000	$953,380
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	764,063
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,135,828
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,003,200
6.00% 11/15/30	1,000,000	977,620
Series A 5.70% 11/1/15	600,000	600,228
Series B 5.85% 11/1/17	250,000	250,090
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	792,140
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,016,100
5.00% 6/1/35	1,000,000	949,300
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,615,125
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,384,200
		50,544,494
Housing Revenue Bonds – 11.81%
Chanhassen Multifamily Housing Revenue Refunding
(Heritage Park Apartments Project
6.20% 7/1/30 (FHA) (HUD) (AMT)	300,000	300,276
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	812,130

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	$2,075,000	$2,076,805
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,180,000	1,180,590
(Trinity Apartments) Refunding
Series A 6.75% 5/1/21 (HUD)	545,000	545,583
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	638,794	638,321
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	587,521
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,219,088
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	920,000	920,414
Series I 4.85% 7/1/38 (AMT)	1,120,000	1,083,208
Series L 5.10% 7/1/38 (AMT)	1,470,000	1,468,824
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,449,449
(Single Family Mortgage) Series E 6.25% 1/1/23 (AMT)	5,000	5,008
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue
(Shelby Grotto Housing Project) 5.50% 9/20/44
(GNMA) (FHA) (AMT)	750,000	755,678
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	580,703
@ Washington County Housing & Redevelopment Authority
Revenue Refunding (Briar Pond Project)
Series B 7.125% 8/20/34	790,000	720,125
		16,343,723
Lease Revenue Bonds – 3.41%
Andover Economic Development Authority Public Facilities
Lease Revenue (Andover Community Center)
5.20% 2/1/34	595,000	646,176
Hibbing Economic Development Authority Revenue
(Public Project - Hibbing Lease Obligation)
6.40% 2/1/12	140,000	140,186
St. Paul Port Authority Lease Revenue
(Robert Street Office Building Project)
Series 3-11 5.00% 12/1/27	1,000,000	1,028,740

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	$2,660,000	$2,901,076
		4,716,178
Local General Obligation Bonds – 10.99%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,034,690
Farmington Independent School District #192
Series B 5.00% 2/1/27 (AGM)	1,000,000	1,079,790
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,225,522
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (NATL-RE)	1,055,000	1,111,601
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	1,000,000	1,029,520
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	556,310
Series C 5.00% 3/1/28	1,000,000	1,073,360
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,586,595
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	766,478
South Washington County Independent School
District #833 Series A 4.75% 2/1/27	1,500,000	1,595,790
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	645,539
5.125% 12/1/24	205,000	214,496
5.25% 12/1/26	1,540,000	1,601,831
White Bear Lake Independent School District #624
Series B 4.75% 2/1/22	1,500,000	1,699,679
		15,221,201
§Pre-Refunded Bonds – 1.30%
Andover Economic Development Authority Public Facilities
Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	405,000	439,834
Minnesota State 5.00% 8/1/21-13 (AGM)	1,250,000	1,361,738
		1,801,572

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 8.15%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project) Series B 5.00% 12/15/24	$1,000,000	$1,119,770
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,738,680
5.00% 12/15/24	1,000,000	1,111,870
Minneapolis Supported Development Revenue
(Limited Tax-Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,136,304
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	524,867
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	455,345
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,120,050
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	704,008
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate Series A 5.75% 8/1/37	790,000	818,645
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,540,965
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,010,140
		11,280,644
Transportation Revenue Bond – 1.46%
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Series A 5.00% 1/1/28 (NATL-RE)	2,000,000	2,016,420
		2,016,420
Water & Sewer Revenue Bonds – 2.80%
Minnesota Public Facilities Authority Clean Water Revenue
Series B 5.00% 3/1/18	2,000,000	2,421,500
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,456,363
		3,877,863
Total Municipal Bonds (cost $133,744,819)		135,394,562

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Number of shares	Value
Short-Term Investments – 0.89%
Money Market Instrument – 0.31%
Minnesota Municipal Cash Trust	426,274	$426,274
		426,274

	Principal amount
¤Variable Rate Demand Note – 0.58%
St. Paul Minnesota Housing & Redevelopment Authority
Revenue (Minnesota Public Radio Project)
0.15% 5/1/22 (LOC – JPMorgan Chase Bank)	$800,000	800,000
		800,000
Total Short-Term Investments (cost $1,226,274)		1,226,274

Total Value of Securities – 98.69%
(cost $134,971,093)		136,620,836
Receivables and Other Assets
Net of Liabilities – 1.31%		1,818,881
Net Assets Applicable to 13,187,629
Shares Outstanding – 100.00%		$138,439,717

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($108,830,059 / 10,371,221 Shares)		$10.49
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($2,892,043 / 275,219 Shares)		$10.51
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($26,717,615 / 2,541,189 Shares)		$10.51

Components of Net Assets at August 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$140,034,384
Distributions in excess of net investment income		(122)
Accumulated net realized loss on investments		(3,244,288)
Net unrealized appreciation of investments		1,649,743
Total net assets		$138,439,717

§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At August 31, 2011, the aggregate amount of illiquid securities was $2,860,117, which represented 2.07% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.49
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.98

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year Ended August 31, 2011

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$28,860,460	$4,394,444	$7,220,739

Expenses:
Management fees	3,173,760	514,686	777,619
Distribution expenses – Class A	1,361,207	221,614	277,798
Distribution expenses – Class B	50,928	1,453	34,167
Distribution expenses – Class C	353,704	141,714	268,901
Dividend disbursing and transfer agent
fees and expenses	306,913	69,681	105,201
Accounting and administration expenses	230,076	40,501	55,630
Reports and statements to shareholders	45,653	11,847	13,193
Legal fees	44,322	17,713	16,964
Audit and tax	42,480	16,186	18,420
Registration fees	31,157	18,972	16,704
Trustees’ fees	31,123	5,471	7,524
Insurance fees	18,388	4,039	4,411
Pricing fees	17,887	9,461	12,624
Custodian fees	11,365	2,235	2,633
Consulting fees	6,060	1,182	1,457
Trustees’ expenses	2,131	372	518
Dues and services	—	2,831	—
	5,727,154	1,079,958	1,613,764
Less fees waived	(86,023)	(7,259)	(96,577)
Less waived distribution expenses – Class A	—	(88,646)	—
Less expense paid indirectly	(502)	(108)	(161)
Total operating expenses	5,640,629	983,945	1,517,026
Net Investment Income	23,219,831	3,410,499	5,703,713

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments	$5,727,375	$27,316	$901,530
Net change in unrealized appreciation/
depreciation of investments	(17,549,949)	(1,912,414)	(4,620,709)
Net Realized and Unrealized Loss
on Investments	(11,822,574)	(1,885,098)	(3,719,179)

Net Increase in Net Assets
Resulting from Operations	$11,397,257	$1,525,401	$1,984,534

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Year Ended
	8/31/11	8/31/10
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,219,831	$23,696,469
Net realized gain on investments	5,727,375	1,833,214
Net change in unrealized
appreciation/depreciation of investments	(17,549,949)	25,429,642
Net increase in net assets resulting from operations	11,397,257	50,959,325

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(21,934,140)	(22,294,999)
Class B	(166,719)	(258,145)
Class C	(1,159,231)	(1,147,610)

Net realized gain on investments:
Class A	(2,377,491)	—
Class B	(25,548)	—
Class C	(157,451)	—
	(25,820,580)	(23,700,754)

Capital Share Transactions:
Proceeds from shares sold:
Class A	33,925,958	46,342,217
Class B	114	307
Class C	4,786,945	7,044,823

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	16,441,608	14,438,208
Class B	130,489	171,205
Class C	1,079,596	866,714
	56,364,710	68,863,474

	Year Ended
	8/31/11	8/31/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(85,566,853)	$(58,794,667)
Class B	(3,466,023)	(2,806,931)
Class C	(9,482,119)	(4,726,887)
	(98,514,995)	(66,328,485)
Increase (decrease) in net assets derived from
capital share transactions	(42,150,285)	2,534,989
Net Increase (Decrease) in Net Assets	(56,573,608)	29,793,560

Net Assets:
Beginning of year	632,866,065	603,072,505
End of year	$576,292,457	$632,866,065

Distributions in excess of net investment income	$(150,996)	$(144,194)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Year Ended
	8/31/11	8/31/10
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,410,499	$3,280,111
Net realized gain on investments	27,316	269,806
Net change in unrealized
appreciation/depreciation of investments	(1,912,414)	4,114,787
Net increase in net assets resulting from operations	1,525,401	7,664,704

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(3,042,351)	(2,934,175)
Class B	(3,741)	(4,488)
Class C	(366,017)	(334,083)
	(3,412,109)	(3,272,746)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,007,052	26,843,282
Class B	—	71,813
Class C	2,568,568	5,693,861

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,999,803	1,875,774
Class B	3,714	4,120
Class C	282,643	241,743
	18,861,780	34,730,593

	Year Ended
	8/31/11	8/31/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(23,024,565)	$(13,988,840)
Class B	(36,216)	(231,461)
Class C	(3,293,158)	(3,128,847)
	(26,353,939)	(17,349,148)
Increase (decrease) in net assets derived from
capital share transactions	(7,492,159)	17,381,445
Net Increase (Decrease) in Net Assets	(9,378,867)	21,773,403

Net Assets:
Beginning of year	111,386,981	89,613,578
End of year	$102,008,114	$111,386,981

Undistributed net investment income	$2,522	$2,522

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Year Ended
	8/31/11	8/31/10
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,703,713	$5,595,726
Net realized gain on investments	901,530	498,563
Net change in unrealized
appreciation/depreciation of investments	(4,620,709)	10,746,599
Net increase in net assets resulting from operations	1,984,534	16,840,888

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(4,637,136)	(4,546,424)
Class B	(116,820)	(149,738)
Class C	(920,280)	(866,306)
	(5,674,236)	(5,562,468)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,547,458	14,818,477
Class B	717	157
Class C	3,701,679	4,061,927

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,968,440	2,929,971
Class B	98,527	104,474
Class C	738,115	629,003
	21,054,936	22,544,009

	Year Ended
	8/31/11	8/31/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(23,834,496)	$(15,506,059)
Class B	(1,224,390)	(1,328,942)
Class C	(5,761,704)	(2,778,753)
	(30,820,590)	(19,613,754)
Increase (decrease) in net assets derived from
capital share transactions	(9,765,654)	2,930,255
Net Increase (Decrease) in Net Assets	(13,455,356)	14,208,675

Net Assets:
Beginning of year	151,895,073	137,686,398
End of year	$138,439,717	$151,895,073

Undistributed net investment income
(distributions in excess of net investment income)	$(122)	$37

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses2

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly2

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$12.730	$12.180	$12.120	$12.170	$12.490

0.492	0.484	0.474	0.495	0.511
(0.198)	0.550	0.107	(0.041)	(0.313)
0.294	1.034	0.581	0.454	0.198

(0.492)	(0.484)	(0.473)	(0.502)	(0.507)
(0.052)	—	(0.048)	(0.002)	(0.011)
(0.544)	(0.484)	(0.521)	(0.504)	(0.518)

$12.480	$12.730	$12.180	$12.120	$12.170

2.50%	8.66%	5.04%	3.77%	1.58%

$538,170	$586,651	$559,393	$574,914	$578,194

0.91%	0.93%	0.92%	0.93%	0.94%
—	—	0.01%	0.18%	0.29%
0.91%	0.93%	0.93%	1.11%	1.23%

0.93%	0.93%	0.94%	0.93%	0.96%
—	—	0.01%	0.18%	0.29%
0.93%	0.93%	0.95%	1.11%	1.25%

4.02%	3.89%	4.03%	4.05%	4.12%

4.00%	3.89%	4.01%	4.05%	4.10%
12%	20%	20%	17%	7%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses2

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly2

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$12.740	$12.190	$12.130	$12.180	$12.500

0.400	0.391	0.386	0.403	0.419
(0.197)	0.550	0.107	(0.041)	(0.314)
0.203	0.941	0.493	0.362	0.105

(0.401)	(0.391)	(0.385)	(0.410)	(0.414)
(0.052)	—	(0.048)	(0.002)	(0.011)
(0.453)	(0.391)	(0.433)	(0.412)	(0.425)

$12.490	$12.740	$12.190	$12.130	$12.180

1.74%	7.85%	4.26%	2.99%	0.82%

$3,697	$7,234	$9,506	$11,593	$15,674

1.66%	1.68%	1.67%	1.68%	1.69%
—	—	0.01%	0.18%	0.29%
1.66%	1.68%	1.68%	1.86%	1.98%

1.68%	1.68%	1.69%	1.68%	1.71%
—	—	0.01%	0.18%	0.29%
1.68%	1.68%	1.70%	1.86%	2.00%

3.27%	3.14%	3.28%	3.30%	3.37%

3.25%	3.14%	3.26%	3.30%	3.35%
12%	20%	20%	17%	7%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses2

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly2

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$12.780	$12.220	$12.160	$12.200	$12.530

0.401	0.392	0.386	0.403	0.418
(0.207)	0.560	0.107	(0.031)	(0.323)
0.194	0.952	0.493	0.372	0.095

(0.402)	(0.392)	(0.385)	(0.410)	(0.414)
(0.052)	—	(0.048)	(0.002)	(0.011)
(0.454)	(0.392)	(0.433)	(0.412)	(0.425)

$12.520	$12.780	$12.220	$12.160	$12.200

1.66%	7.91%	4.25%	3.06%	0.73%

$34,425	$38,981	$34,174	$27,585	$26,830

1.66%	1.68%	1.67%	1.68%	1.69%
—	—	0.01%	0.18%	0.29%
1.66%	1.68%	1.68%	1.86%	1.98%

1.68%	1.68%	1.69%	1.68%	1.71%
—	—	0.01%	0.18%	0.29%
1.68%	1.68%	1.70%	1.86%	2.00%

3.27%	3.14%	3.28%	3.30%	3.37%

3.25%	3.14%	3.26%	3.30%	3.35%
12%	20%	20%	17%	7%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$11.290	$10.820	$10.720	$10.610	$10.860

0.375	0.376	0.384	0.414	0.445
(0.160)	0.469	0.100	0.110	(0.250)
0.215	0.845	0.484	0.524	0.195

(0.375)	(0.375)	(0.384)	(0.414)	(0.445)
(0.375)	(0.375)	(0.384)	(0.414)	(0.445)

$11.130	$11.290	$10.820	$10.720	$10.610

2.02%	7.96%	4.67%	5.00%	1.80%

$87,924	$96,568	$78,021	$58,465	$48,477
0.84%	0.82%	0.75%	0.75%	0.76%

0.95%	0.96%	0.97%	0.95%	1.00%
3.43%	3.42%	3.62%	3.83%	4.11%

3.32%	3.28%	3.40%	3.63%	3.87%
24%	22%	12%	27%	15%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$11.330	$10.850	$10.750	$10.640	$10.890

0.283	0.284	0.295	0.322	0.353
(0.160)	0.479	0.100	0.110	(0.250)
0.123	0.763	0.395	0.432	0.103

(0.283)	(0.283)	(0.295)	(0.322)	(0.353)
(0.283)	(0.283)	(0.295)	(0.322)	(0.353)

$11.170	$11.330	$10.850	$10.750	$10.640

1.16%	7.14%	3.79%	4.10%	0.94%

$135	$170	$317	$908	$1,713
1.69%	1.67%	1.60%	1.60%	1.61%

1.70%	1.71%	1.72%	1.70%	1.75%
2.58%	2.57%	2.77%	2.98%	3.26%

2.57%	2.53%	2.65%	2.88%	3.12%
24%	22%	12%	27%	15%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$11.320	$10.840	$10.740	$10.630	$10.880

0.283	0.283	0.295	0.322	0.353
(0.160)	0.479	0.100	0.110	(0.250)
0.123	0.762	0.395	0.432	0.103

(0.283)	(0.282)	(0.295)	(0.322)	(0.353)
(0.283)	(0.282)	(0.295)	(0.322)	(0.353)

$11.160	$11.320	$10.840	$10.740	$10.630

1.16%	7.14%	3.78%	4.10%	0.94%

$13,949	$14,649	$11,276	$7,126	$4,936
1.69%	1.67%	1.60%	1.60%	1.61%

1.70%	1.71%	1.72%	1.70%	1.75%
2.58%	2.57%	2.77%	2.98%	3.26%

2.57%	2.53%	2.65%	2.88%	3.12%
24%	22%	12%	27%	15%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$10.710	$9.910	$10.000	$10.180	$10.530

0.430	0.415	0.422	0.418	0.430
(0.222)	0.798	(0.091)	(0.180)	(0.350)
0.208	1.213	0.331	0.238	0.080

(0.428)	(0.413)	(0.421)	(0.418)	(0.430)
(0.428)	(0.413)	(0.421)	(0.418)	(0.430)

$10.490	$10.710	$9.910	$10.000	$10.180

2.12%	12.46%	3.63%	2.35%	0.71%

$108,830	$119,038	$107,951	$116,999	$109,807
0.91%	0.93%	0.89%	0.89%	0.90%

0.98%	0.98%	0.97%	0.97%	1.00%
4.20%	4.02%	4.49%	4.11%	4.09%

4.13%	3.97%	4.41%	4.03%	3.99%
5%	11%	12%	10%	10%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$10.720	$9.920	$10.010	$10.190	$10.550

0.354	0.338	0.352	0.341	0.351
(0.212)	0.798	(0.091)	(0.179)	(0.360)
0.142	1.136	0.261	0.162	(0.009)

(0.352)	(0.336)	(0.351)	(0.342)	(0.351)
(0.352)	(0.336)	(0.351)	(0.342)	(0.351)

$10.510	$10.720	$9.920	$10.010	$10.190

1.46%	11.62%	2.86%	1.58%	(0.13% )

$2,892	$4,130	$4,995	$5,907	$7,334
1.66%	1.68%	1.64%	1.64%	1.65%

1.73%	1.73%	1.72%	1.72%	1.75%
3.45%	3.27%	3.74%	3.36%	3.34%

3.38%	3.22%	3.66%	3.28%	3.24%
5%	11%	12%	10%	10%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return1

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
$10.730	$9.930	$10.020	$10.200	$10.550

0.354	0.338	0.352	0.342	0.351
(0.222)	0.798	(0.091)	(0.181)	(0.350)
0.132	1.136	0.261	0.161	0.001

(0.352)	(0.336)	(0.351)	(0.341)	(0.351)
(0.352)	(0.336)	(0.351)	(0.341)	(0.351)

$10.510	$10.730	$9.930	$10.020	$10.200

1.36%	11.61%	2.85%	1.58%	(0.04% )

$26,718	$28,727	$24,740	$28,849	$26,016
1.66%	1.68%	1.64%	1.64%	1.65%

1.73%	1.73%	1.72%	1.72%	1.75%
3.45%	3.27%	3.74%	3.36%	3.34%

3.38%	3.22%	3.66%	3.28%	3.24%
5%	11%	12%	10%	10%

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	August 31, 2011

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a “Fund” or collectively as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for the Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for the Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2008 – August 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Funds’ participation in inverse floater programs where a Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Funds receive the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Funds, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the year ended August 31, 2011.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended August 31, 2011.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended August 31, 2011, the Funds earned the following under this agreement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$502	$108	$161

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

Effective December 29, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding the following percentages of each Fund’s average daily net assets through December 29, 2011. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds. Prior to December 29, 2010, DMC had voluntarily agreed to waive that portion, if any, of its management fee and reimburse Delaware Minnesota High-Yield Municipal Bond Fund to the extent necessary to ensure that total annual operating expenses did not exceed 0.70% of average daily net assets.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Effective December 29, 2010
Operating expense limitation as a
percentage of average daily net
assets (per annum)	0.65%	0.69%	0.64%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended August 31, 2011, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$28,969	$5,100	$7,004

DSC also provides dividend disbursing and transfer agency services. Prior to July 18, 2011, each Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Effective July 18, 2011, each Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees through December 29, 2011 to no more than 0.15% of average daily net assets.

At August 31, 2011, each Fund had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fees
payable to DMC	$254,121	$44,217	$54,214
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	14,226	2,505	3,414
Distribution fees payable
to DDLP	146,793	23,055	48,192
Other expenses payable to
DMC and affiliates*	18,201	4,321	6,497

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended August 31, 2011, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$12,097	$2,138	$2,907

For the year ended August 31, 2011, DDLP earned commissions on sales of the Fund’s Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$49,748	$8,662	$14,445

For the year ended August 31, 2011, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$4,426	$15,714	$0
Class B	1,123	0	2,032
Class C	2,898	2,447	536

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2011, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$67,956,507	$24,244,752	$7,003,770
Sales	121,541,849	32,850,575	17,196,310

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

At August 31, 2011, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$546,212,892	$97,158,219	$134,790,336
Aggregate unrealized appreciation	$28,564,198	$5,322,181	$4,815,899
Aggregate unrealized depreciation	(3,572,705)	(139,890)	(2,985,399)
Net unrealized appreciation	$24,991,493	$5,182,291	$1,830,500

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the each Fund’s investments by fair value hierarchy levels as of August 31, 2011:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$568,339,161	$568,339,161
Short-Term Investments	1,365,224	1,500,000	2,865,224
Total	$1,365,224	$569,839,161	$571,204,385

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$99,653,350	$99,653,350
Short-Term Investments	1,187,160	1,500,000	2,687,160
Total	$1,187,160	$101,153,350	$102,340,510

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$135,394,562	$135,394,562
Short-Term Investments	426,274	800,000	1,226,274
Total	$426,274	$136,194,562	$136,620,836

There were no unobservable inputs used to value investments at the beginning or end of the year.

During the year ended August 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2011 and 2010 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Year Ended 8/31/11
Ordinary income	$1,050,612	$10,335	$9,171
Tax-exempt income	23,194,282	3,401,774	5,665,065
Long-term capital gain	1,575,686	—	—
Total	$25,820,580	$3,412,109	$5,674,236

Year Ended 8/31/10
Ordinary income	$45,305	$17,672	$9,495
Tax-exempt income	23,655,449	3,255,074	5,552,973
Total	$23,700,754	$3,272,746	$5,562,468

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

As of August 31, 2011, the components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$546,627,885	$97,532,923	$140,034,384
Distributions payable	(555,366)	(81,464)	(132,102)
Undistributed long-term capital gains	4,824,075	—	—
Undistributed tax-exempt income	404,370	83,986	131,980
Capital loss carryforwards	—	(517,048)	(3,425,045)
Post-October losses	—	(192,574)	—
Unrealized appreciation of investments	24,991,493	5,182,291	1,830,500
Net assets	$576,292,457	$102,008,114	$138,439,717

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and distributions payables.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through August 31, 2011 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments and dividend distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2011 the Funds recorded the following reclassifications:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield
	Minnesota Fund	Intermediate Fund	Municipal Bond Fund
Undistributed (distribution in excess of)
net investment income	$33,457	$1,610	$(29,636)
Accumulated net realized gain (loss)	(33,457)	(1,610)	29,636

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In 2011, the Funds utilized capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Minnesota
Minnesota	High-Yield Municipal
Intermediate Fund	Bond Fund
$224,034	$901,678

Capital loss carryforwards remaining at August 31, 2011 will expire as follows:

	Delaware Tax-Free	Delaware Minnesota
	Minnesota	High-Yield Municipal
Year of Expiration	Intermediate Fund	Bond Fund
2012	$—	$25,904
2014	73,315	—
2015	109,745	96,079
2016	—	198,826
2017	333,988	129,724
2018	—	2,974,512
Total	$517,048	$3,425,045

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware Tax-Free		Delaware Minnesota
	Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/11	8/31/10	8/31/11	8/31/10	8/31/11	8/31/10
Shares sold:
Class A	2,784,944	3,733,307	1,278,854	2,446,624	1,315,787	1,436,037
Class B	9	25	—	6,542	70	15
Class C	389,789	565,348	233,759	516,889	355,964	393,200

Shares issued upon reinvestment of dividends and distributions:
Class A	1,346,957	1,161,269	182,978	170,638	289,772	283,278
Class B	10,683	13,769	339	374	9,606	10,093
Class C	88,175	69,468	25,813	21,937	71,925	60,655
	4,620,557	5,543,186	1,721,743	3,163,004	2,043,124	2,183,278

Shares repurchased:
Class A	(7,071,017)	(4,736,716)	(2,115,142)	(1,277,249)	(2,349,386)	(1,501,476)
Class B	(282,324)	(225,629)	(3,322)	(21,083)	(119,593)	(128,538)
Class C	(779,160)	(379,026)	(303,643)	(284,347)	(563,750)	(269,385)
	(8,132,501)	(5,341,371)	(2,422,107)	(1,582,679)	(3,032,729)	(1,899,399)
Net increase (decrease)	(3,511,944)	201,815	(700,364)	1,580,325	(989,605)	283,879

For the years ended August 31, 2011 and 2010, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Year Ended			Year Ended
	8/31/11			8/31/10
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	175,162	175,266	$2,154,184	143,907	144,023	$1,790,535
Delaware Tax-Free Minnesota
Intermediate Fund	1,576	1,580	17,494	16,599	16,648	182,669
Delaware Minnesota High-Yield
Municipal Bond Fund	46,556	46,619	480,052	77,229	77,360	799,041

7. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

On November 16, 2010, each Fund, along with the other Participants, entered into an amendment to the agreement for a $50,000,000 revolving line of credit. Effective as of August 1, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $100,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Funds had no amounts outstanding as of August 31, 2011, or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At August 31, 2011, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

9. Credit and Market Risk (continued)

a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At August 31, 2011, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
21%	22%	15%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of August 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2011 that would require recognition or disclosure in the Funds’ financial statements.

12. Tax Information (Unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All designations are based on financial information available as of the date of this annual report, and accordingly, are subject to change. For any and all items requiring designation, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2011, each Fund designates distributions paid during the year as follows:

	(A)	(B)	(C)
	Long-Term	Ordinary	Tax-Exempt
	Capital Gain	Income	Income	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Minnesota Fund	6.10%	4.07%	89.83%	100.00%
Delaware Tax-Free Minnesota
Intermediate Fund	—	0.30%	99.70%	100.00%
Delaware Minnesota High-Yield
Municipal Bond Fund	—	0.16%	99.84%	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2011, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2011

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements

At a meeting held on August 16–17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for each of the Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements (continued)

Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Funds. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments® fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for each Fund and the Board’s view of such performance.

Delaware Minnesota High-Yield Municipal Bond Fund — Lipper currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it would be more appropriate to include the Fund in the high yield municipal debt funds category, which would provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes consisting of the Fund and all retail and institutional Minnesota municipal debt funds and all retail and institutional high yield municipal debt funds. When compared to other Minnesota municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the three- and ten-year periods was in the first quartile of its Performance Universe and the Fund’s total return for the one- and five-year periods was in the third and second quartiles, respectively. When compared to other high yield municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the three-, five- and ten-year periods was in the first quartile of the Performance Universe and the Fund’s total return for the one-year period was in the second quartile. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the three- and five-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the one- and ten-year periods was in the third and first quartiles, respectively. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional other state intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the three- and five-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the one- and ten-year periods was in the third and first quartiles, respectively. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for each Fund and the Board’s view of such expenses.

Delaware Minnesota High-Yield Municipal Bond Fund — When compared to other Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of the Expense Group and its total expenses were in the quartile with the highest expenses of the Expense Group. When compared to other high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements (continued)

expenses of the Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2011 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in total expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Funds grow, economies of scale may be shared.

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Tax-Free Intermediate Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ending August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trusts’ financial statements.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	74	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	74	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	74	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	74	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	74	None
Assurant, Inc. (Insurance)
(2002–2004)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	74	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	74	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	74	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	74	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003–2008)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	74	None3
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	74	None3
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	74	None3
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	74	None3
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

    The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

    The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

    a. An understanding of generally accepted accounting principles and financial statements;

    b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

    c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

    d. An understanding of internal controls and procedures for financial reporting; and

    e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

    a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

    b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

    c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

    d. Other relevant experience.

    The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

    The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

    John A. Fry
    Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

    (a) Audit fees.

    The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $26,800 for the fiscal year ended August 31, 2011.

    The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $34,500 for the fiscal year ended August 31, 2010.

    (b) Audit-related fees.

    The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2011.

    The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $593,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

    The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2010.

    The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended August 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: audit procedures performed on Delaware Investments for its consolidation into Macquarie’s financial statements as of March 31, 2010.

    (c) Tax fees.

    The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $0 for the fiscal year ended August 31, 2011.

    The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax review.

    The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $6,450 for the fiscal year ended August 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

    The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2010.

    (d) All other fees.

    The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2011.

    The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management's assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

    The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2010.

    The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2010.

    (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

    Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

    The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

    (f) Not applicable.

    (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $0 and $0 for the registrant’s fiscal years ended August 31, 2011 and August 31, 2010, respectively.

    (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

    Not applicable.

Item 6. Investments

    (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

    (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

    Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

    Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

    Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

    Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

    Not applicable.

Item 11. Controls and Procedures

    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

       Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

      Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR TAX FREE FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 3, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 3, 2011

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 3, 2011